Deferred income tax assets/(liabilities) - Schedule of Gross Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax assets/(liabilities) - Schedule of Gross Tax Assets and Liabilities (Details) [Line Items]
Deferred tax assets	¥ 23,314	¥ 53,560	¥ 76,938
Deferred tax liabilities	0	0
Tax losses [Member]
Deferred income tax assets/(liabilities) - Schedule of Gross Tax Assets and Liabilities (Details) [Line Items]
Deferred tax assets	23,019	53,265	76,572
Others [Member]
Deferred income tax assets/(liabilities) - Schedule of Gross Tax Assets and Liabilities (Details) [Line Items]
Deferred tax assets	295	295	¥ 366
Deferred tax liabilities	¥ 0	¥ 0